6. OIL AND GAS PROPERTY INTERESTS (Details 2) (USD $)	Dec. 31, 2013
Notes to Financial Statements
2014	$ 70,763
2015	70,763
2016	69,078
2017	69,078
2018	69,078
Thereafter	160,902
Total	$ 509,662